CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues:
Leased hotels	$ 728,884	4,522,431	3,870,887	3,069,431
Manachised and franchised hotels	119,717	742,797	549,958	349,847
Total revenues	848,601	5,265,228	4,420,845	3,419,278
Less: Business tax and related taxes	48,432	300,500	252,216	194,751
Net revenues	800,169	4,964,728	4,168,629	3,224,527
Operating costs and expenses:
Hotel operating costs	625,025	3,878,027	3,181,666	2,453,902
Selling and marketing expenses	30,209	187,435	138,129	102,814
General and administrative expenses	55,141	342,128	284,756	224,111
Pre-opening expenses	30,030	186,325	211,284	230,690
Total operating costs and expenses	740,405	4,593,915	3,815,835	3,011,517
Other operating income, net	2,990	18,551	27,750	6,723
Income from operations	62,754	389,364	380,544	219,733
Interest income	3,733	23,162	6,856	14,554
Interest expense	247	1,533	813	822
Other income, net	765	4,749	1,907	2,208
Foreign exchange gain (loss)	(39)	(246)	21	(2,000)
Income before income taxes	66,966	415,496	388,515	233,673
Income tax expense	18,229	113,105	104,820	54,169
Net income	48,737	302,391	283,695	179,504
Less: net income (loss) attributable to noncontrolling interest	(799)	(4,957)	3,837	4,617
Net income attributable to China Lodging Group, Limited	49,536	307,348	279,858	174,887
Other comprehensive income
Unrealized securities holding gains , net of tax of nil, nil and 9,485 for 2012, 2013 and 2014	4,587	28,458
Foreign currency translation adjustments, net of tax of nil for 2012, 2013 and 2014	(175)	(1,082)	(976)	758
Comprehensive income	53,149	329,767	282,719	180,262
Comprehensive income (loss) attributable to the noncontrolling interest	(799)	(4,957)	3,837	4,617
Comprehensive income attributable to China Lodging Group, Limited	$ 53,948	334,724	278,882	175,645
Earnings per share:
Basic (in RMB and dollars per share)	$ 0.20	1.23	1.14	0.72
Diluted (in RMB and dollars per share)	$ 0.20	1.21	1.12	0.71
Weighted average number of shares used in computation:
Basic (in shares)	248,957,645	248,957,645	245,187,348	243,284,332
Diluted (in shares)	253,004,204	253,004,204	249,486,284	246,981,001